Expense Example (, (Income Fund), Class R6, USD $)	0 Months Ended
Jan. 31, 2014
| (Income Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	$ 564